Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ (12,087)	$ 610,417
Items not involving cash:
Depreciation of property and equipment	11,387	7,446
Amortization of intangible assets	(3,460)	(604,013)
Gain on disposition of assets
Stock-based compensation	2,156	458
Changes in operating working capital:
Decrease (Increase) in accounts receivable	30,000	76,079
Decrease (increase) in investment tax credits	104,061	107,017
Decrease (increase) in prepaid expenses	15,324
Increase (decrease) in accounts payable	(11,360)	4,764
Increase (decrease) in accrued liabilities	(1,496)	2,905
Increase (decrease) in deferred revenue	(16,919)	21,716
Cash flows provided by operating activities	117,186	96,746
INVESTING ACTIVITIES
Purchase of property and equipment	(6,233)	(4,404)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(6,233)	(4,404)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(5,407)	(75,390)
Increase in cash and cash equivalents	105,546	16,952
Cash and cash equivalents, beginning of period	506,524	(418,507)
Cash and cash equivalents, end of period	$ 612,070	$ 435,459